Remuneration of Directors and Senior Management (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Remuneration of non-management directors and senior management
Remuneration of Non-Management Directors

	2020	2019	2018
Fees earned	$2	$2	$2
Remuneration of Senior Management (1)

	2020	2019	2018
Salary	$2	$2	$2
Common stock option based awards	9	8	8
Annual incentive plans	4	6	4
Long-term incentive plans	14	20	15
	$29	$36	$29
(1)Senior management identified above are consistent with the disclosure on Named Executive Officers provided in the Company’s Information Circular to shareholders for the respective years.